Significant Alliances/Agreements	12 Months Ended
Dec. 31, 2010
Significant Alliances/Agreements [Abstract]
Significant Alliances/Agreements
Note 16
Significant Alliances/Agreements:

On March 31, 2005, the Company entered into a Sales and Marketing Agreement with GlobalMed (Asia) Technologies Co., Inc. (“GlobalMed”). Under this agreement, GlobalMed acted as master distributor in the Pacific Rim for the Company's XTRAC excimer laser and for the Company's LaserPro® diode surgical laser system. GlobalMed has withdrawn from representation of the diode laser but GlobalMed's territory was substantially expanded in 2010 as it has also added the Company's VTRAC lamp system and the Omnilux LED systems to its product suite. For the years ended December 31, 2010, 2009 and 2008, sales to GlobalMed were $4,258,826, $2,635,300 and $2,957,900, respectively.

On March 31, 2006, the Mount Sinai School of Medicine of New York University granted the Company an exclusive license, effective April 1, 2006, to use Mount Sinai's patented methodology for utilization of ultraviolet laser light for the treatment of vitiligo. The licensed patent is US Patent No. 6,979,327, Treatment of Vitiligo. It was issued December 27, 2005, and the inventor is James M. Spencer, MD, a member of the Company's Scientific Advisory Board. The Company is obligated to pay royalties, quarterly, over the life of the agreement.

Pursuant to the license agreement, the Company reimbursed $77,876 to Mount Sinai, over the first 18 months of the license term and at no interest, for patent prosecution costs incurred. The Company is also obligated to pay Mount Sinai a royalty on a combined base of domestic sales of XTRAC treatment codes used for psoriasis as well as for vitiligo. (See Note 5Patents and Licensed Technologies). The Company has paid and/or accrued Mount Sinai royalties of $167,213, $169,979 and $156,179 for the years ended December 31, 2010, 2009 and 2008, respectively.